Stockholders' equity (Details Textual)	1 Months Ended						12 Months Ended
	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Jul. 31, 2015 shares	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($) $ / shares shares	Nov. 25, 2014 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Apr. 30, 2015 shares
Minimum Registered Capital Before Conversion							25.00%
Statutory Accounting Practices, Statutory Capital And Surplus Percentage							50.00%
Statutory Accounting Practices, Statutory Capital and Surplus Required | $							$ 1,023,598	$ 1,375,990
Description Of Required Statutory Surplus Reserve							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entitys registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.
Stockholders' Equity Note, Stock Split						1,000-for-1
Stock Repurchased During Period, Shares						30,000,000
Proceeds from Issuance of Common Stock | $							$ 5,663,122	$ 0
Common Stock, Shares Authorized							50,000,000	50,000,000
IPO [Member]
Proceeds From Issuance of Common Stock Gross | $					$ 6,400,000
Stock Issued During Period, Shares, New Issues					1,600,000
Shares Issued, Price Per Share | $ / shares					$ 4.00
Proceeds from Issuance of Common Stock | $					$ 5,700,000
Form S-8 [Member]
Stock Issued During Period, Shares, Issued for Services				1,200,000
Share Incentive Plan 2015 [Member] | Form S-8 [Member]
Common Stock, Shares Authorized									1,200,000
Strategic Planning And Compliance Operations Services [Member] | Share Incentive Plan 2015 [Member] | Form S-8 [Member]
Gain (Loss) on Contract Termination	$ 176,660	¥ 1,100,000
IT infrastructure initiatives [Member] | Share Incentive Plan 2015 [Member] | Form S-8 [Member]
Common Stock, Shares Authorized			400,000
Stock Issued During Period, Shares, Issued for Services			400,000
Gain (Loss) on Contract Termination	$ 32,120	¥ 200,000